Risks Arising from Financial Instruments and Risk Management (Details) - Schedule of Foreign Currency Denominated Financial Assets and Liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [member] | GBP [Member]
Financial assets
Financial assets and liabilities	$ 239,763
Trade and other payables [member] | CAD [Member]
Financial assets
Financial assets and liabilities	234,711
Financial liabilities at amortised cost, class [member] | GBP [Member]
Financial assets
Financial assets and liabilities	239,763
Financial liabilities at amortised cost, class [member] | CAD [Member]
Financial assets
Financial assets and liabilities	234,711
Financial liabilities at amortised cost, class [member] | LSL [Member]
Financial assets
Financial assets and liabilities	46,811,903
Lease liabilities [member] | LSL [Member]
Financial assets
Financial assets and liabilities	38,965,352
Loans And Borrowings [member] | LSL [Member]
Financial assets
Financial assets and liabilities	7,846,551
Cash [member] | GBP [Member]
Financial assets
Financial assets and liabilities	2,577,674
Cash [member] | LSL [Member]
Financial assets
Financial assets and liabilities	321,646
Trade receivables [member] | GBP [Member]
Financial assets
Financial assets and liabilities	30,983	344
Trade receivables [member] | CAD [Member]
Financial assets
Financial assets and liabilities	255,880
Financial assets at amortised cost, class [member] | GBP [Member]
Financial assets
Financial assets and liabilities	2,608,657
Financial assets at amortised cost, class [member] | CAD [Member]
Financial assets
Financial assets and liabilities	255,880
Financial assets at amortised cost, class [member] | LSL [Member]
Financial assets
Financial assets and liabilities	$ 323,667